Income Taxes (Details) - Schedule of Effective Income Tax Rate and the PRC Statutory Income Tax Rates	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Effective Income Tax Rate and the PRC Statutory Income Tax Rates [Abstract]
PRC statutory income tax rates	25.00%	25.00%	25.00%
Tax holiday effect	(3.00%)	(1.00%)	3.00%
Difference in tax rates of subsidiaries outside PRC	(5.00%)	(10.00%)	(8.00%)
Super deduction for research and development expenses	1.00%	0.00%	1.00%
Non-deductible expenses	0.00%	1.00%	0.00%
Change in valuation allowance	(17.00%)	(14.00%)	(20.00%)
Effective income tax rate	1.00%	1.00%	1.00%